UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: June 30, 2010"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  AUGUST 12, 2010. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			11

"Form13F Information Table Value Total:     $115,138 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
NETWORK EQUIP TECH              641208103 38         11,016SH	SOLE	   11,016
ARCSIGHT INC     	  	039666102 208         9,298sH	SOLE	    9,928
COBAL INT ENERGY		19075F106 69,827  9,372,744SH 	SOLE	9,372,744
I SHARES MSCI EAFE    	        464287465 6,706     144,180SH	SOLE      144,180
I SHARES MSCI EMERGING MKTS	464287234 18,193    487,488SH	SOLE	  487,488
I SHARES S & P INDEX 		464287200 9,979      96,450SH	SOLE       96,450
NATIONAL OILWELL VARCO          637071101 1,838      55,584SH   SOLE       55,584
CAMAC ENERGY INC                131745101 746       200,000SH   SOLE      200,000
NORTHSTAR REALTY FIN            66704R100 92         34,474SH   SOLE       34,474
I SHARES RUSSELL 2000           464287655 5,682      92,977SH   SOLE       92,977
GOOGLE                          38259P508 1,829       4,110SH   SOLE        4,110